Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net profit/(loss) for the year	€ (130,097)	€ (123,897)	€ (68,505)
Reversal of non-cash consideration regarding revenue	(10,508)
Reversal of share of profit/(loss) of associate	321
Reversal of finance income	(24,714)	(923)	(7,300)
Reversal of finance expenses	127	13,756	3,112
Reversal of tax charge	(394)	(477)	(227)
Adjustments for:
Share-based payment	19,652	9,709	7,321
Depreciation and amortization	880	734	677
Changes in working capital:
Deposits	(865)	(25)	2
Trade receivables	182	99	777
Other receivables	(365)	(770)	(302)
Prepayments	(5,508)	(4,945)	1,857
Trade payables and other payables	8,262	10,755	4,711
Contract liabilities (deferred income)	0	(94)	(2,978)
Cash flows generated from/(used in) operations	(143,027)	(96,078)	(60,855)
Finance income received	4,020	923	123
Finance expenses paid	(127)	(97)	(5)
Income taxes received / (paid)	332	153	558
Cash flows from/(used in) operating activities	(138,802)	(95,099)	(60,179)
Investing activities
Acquisition of property, plant and equipment	(2,648)	(941)	(672)
Cash flows used in investing activities	(2,648)	(941)	(672)
Financing activities
Capital increase	216,385	133,109	125,966
Cost of capital increase	(13,118)	(8,388)	(8,504)
Cash flows from / (used in) financing activities	203,267	124,721	117,462
Increase / (decrease) in cash and cash equivalents	61,817	28,681	56,611
Cash and cash equivalents at January 1	195,351	180,329	119,649
Effect of exchange rate changes on balances held in foreign currencies	20,694	(13,659)	4,069
Cash and cash equivalents at December 31	277,862	195,351	€ 180,329
Restricted cash included in cash and cash equivalents	€ 5,566	€ 63